ADDITIONAL FINANCIAL INFORMATION OF PARENT COMPANY - CONDENSED BALANCE SHEETS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 3,003,242	$ 411,442	¥ 1,893,032	¥ 1,233,974
Short-term investments			1,558,315
Prepayments and other current assets	282,726	38,733	415,326
Total current assets	5,164,187	707,490	6,068,998
Intangible assets, net			1,479,644
Total non-current assets	48,482	6,642	1,504,883
TOTAL ASSETS	5,212,669	714,132	7,573,881
LIABILITIES AND SHAREHOLDERS' EQUITY
Accrued expenses and other current liabilities	548,819	75,188	922,483
TOTAL LIABILITIES	1,606,216	220,050	2,016,965
SHAREHOLDERS' EQUITY
Ordinary shares (US$0.0001 par value, 2,000,000,000 shares authorized, 1,100,285,570 and 1,100,285,566 shares issued, 1,056,311,362 and 1,036,659,038 shares outstanding as of December 31, 2023 and 2024, respectively)	694	95	708
Additional paid-in capital	21,032,491	2,881,440	21,024,488
Accumulated deficit	(17,820,313)	(2,441,372)	(15,781,777)
Accumulated other comprehensive income	393,581	53,919	313,497
TOTAL SHAREHOLDERS' EQUITY	3,606,453	494,082	5,556,916	¥ 6,999,720	¥ 3,788,629
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	5,212,669	714,132	7,573,881
Reportable legal entity | Parent
Current assets:
Cash and cash equivalents	1,396,750	191,354	90,563
Short-term investments			1,348,474
Prepayments and other current assets	5,646	773	13,172
Total current assets	1,402,396	192,127	1,452,209
Investments in subsidiaries, VIE and VIE's subsidiaries	2,213,968	303,312	2,704,295
Intangible assets, net			1,403,388
Total non-current assets	2,213,968	303,312	4,107,683
TOTAL ASSETS	3,616,364	495,439	5,559,892
LIABILITIES AND SHAREHOLDERS' EQUITY
Accrued expenses and other current liabilities	9,911	1,357	2,976
TOTAL LIABILITIES	9,911	1,357	2,976
SHAREHOLDERS' EQUITY
Ordinary shares (US$0.0001 par value, 2,000,000,000 shares authorized, 1,100,285,570 and 1,100,285,566 shares issued, 1,056,311,362 and 1,036,659,038 shares outstanding as of December 31, 2023 and 2024, respectively)	694	95	708
Additional paid-in capital	21,032,491	2,881,440	21,024,488
Accumulated deficit	(17,820,313)	(2,441,372)	(15,781,777)
Accumulated other comprehensive income	393,581	53,919	313,497
TOTAL SHAREHOLDERS' EQUITY	3,606,453	494,082	5,556,916
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	¥ 3,616,364	$ 495,439	¥ 5,559,892